Guarantor Financial Information (Condensed Consolidating Statement of Cash Flows Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member] Guarantor Subsidiaries [Member]	Jul. 10, 2013 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2013 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Jul. 10, 2013 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Predecessor [Member] Consolidation, Eliminations [Member]	Jul. 10, 2013 Predecessor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2012 Predecessor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2011 Predecessor [Member] Consolidation, Eliminations [Member]	Mar. 31, 2014 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2014 Successor [Member] Parent Company [Member]	Dec. 31, 2013 Successor [Member] Parent Company [Member]	Mar. 31, 2014 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2014 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2014 Successor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2013 Successor [Member] Consolidation, Eliminations [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	$ 940	$ 2,671	$ 2,999	$ 3,691	$ (210)	$ (559)	$ (728)	$ (319)	$ 1,150	$ 3,230	$ 3,727	$ 4,010	$ 0	$ 0	$ 0	$ 0	$ 522	$ (2)	$ 0	$ (61)	$ 0	$ 9	$ (483)	$ (458)	$ 1,005	$ 388	$ 0	$ 0
Cash flows from investing activities
Payments to Acquire Property, Plant, and Equipment	(1,381)	(3,140)	(4,261)	(3,130)	0	0	0	0	(1,381)	(3,140)	(4,261)	(3,130)	0	0	0	0	(1,488)	0	0	(3,847)	0	0	0	0	(1,488)	(3,847)	0	0
Payments to Acquire Intangible Assets	(55)	(125)	(198)	(258)	0	0	0	0	(55)	(125)	(198)	(258)	0	0	0	0	(152)	0	0	(146)	0	0	0	0	(152)	(146)	0	0
Licensee Reimbursed share of costs	0	0	0	135				0				135				0	0	0	0	0
Payments to Acquire Equity Method Investments	(80)	(308)	(228)	(331)	0	0	0	0	(80)	(308)	(228)	(331)	0	0	0	0	0	0	0	0
Acquisitions, net of cash acquired	0	(4,039)	0	0		(4,039)				0				0			0	0	0	(14,112)		(16,640)		2,528		0		0
Proceeds from sales and maturities of short-term investments	1,281	2,445	1,513	980	1,281	2,445	1,513	980	0	0	0	0	0	0	0	0	920	0	0	1,715	0	0	920	1,715	0	0	0	0
Payments to Acquire Short-term Investments	(926)	(1,221)	(3,212)	(830)	(926)	(1,221)	(3,212)	(830)	0	0	0	0	0	0	0	0	(1,035)	0	0	(1,719)	0	0	(1,035)	(1,719)	0	0	0	0
Increase (decrease) due from consolidated affiliate from investing activities	0	0	0	0	(236)	(372)	(5,610)	(3,429)	0	0	0	0	236	372	5,610	3,429	0			0	0	0	(941)	(7,189)	0	0	941	7,189
Payments to Acquire Businesses and Interest in Affiliates																				0		(1,900)		0		0		1,900
Payments for Advance to Affiliate																				0		8,861		0		0		(8,861)
Payments for (Proceeds from) Other Investing Activities	3	3	11	(9)	0	0	0	0	3	3	11	(9)	0	0	0	0	(1)	0	0	1	0	0	0	0	(1)	1	0	0
Net cash used in investing activities	(1,158)	(6,385)	(6,375)	(3,443)	119	(3,187)	(7,309)	(3,279)	(1,513)	(3,570)	(4,676)	(3,593)	236	372	5,610	3,429	(1,756)	0	(3,100)	(18,108)	0	(27,401)	(1,056)	(4,665)	(1,641)	(3,992)	941	17,950
Cash flows from financing activities
Proceeds from debt and financings	204	204	9,176	4,000	0	0	8,880	4,000	204	204	296	0	0	0	0	0	0	0	0	9,500		9,000		0		500		0
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities	(59)	(362)	(4,791)	(3,906)	0	0	0	(250)	(59)	(362)	(4,791)	(3,656)	0	0	0	0	(159)	0	0	(3,378)	0	0	0	0	(159)	(3,378)	0	0
Debt financing costs	(10)	(11)	(134)	(86)	(10)	(11)	(105)	(86)	0	0	(29)	0	0	0	0	0	(1)	0	0	(147)	0	(139)	(1)	0	0	(8)	0	0
Proceeds from issuance of common stock and warrants, net	7	60	29	18	7	60	29	18	0	0	0	0	0	0	0	0	0	0	3,105	18,567		18,540		27		0		0
Increase (decrease) due from/to consolidated affiliates from financing activities	0	0	0	0	0	0	0	0	236	372	5,610	3,429	(236)	(372)	(5,610)	(3,429)	0			0	0	0	0	0	941	7,189	(941)	(7,189)
Intercompany note advance from parent																				0		0		8,861		0		(8,861)
Proceeds from Contributions from Parent																				0		0		1,900		0		(1,900)
Other, net	0	0	0	0													0	0	0	(14)		(14)		0		0		0
Net cash provided by (used in) financing activities	142	(109)	4,280	26	(3)	49	8,804	3,682	381	214	1,086	(227)	(236)	(372)	(5,610)	(3,429)	(160)	0	3,105	24,528	0	27,387	(1)	10,788	782	4,303	(941)	(17,950)
Net increase (decrease) in cash and cash equivalents	(76)	(3,823)	904	274	(94)	(3,697)	767	84	18	(126)	137	190	0	0	0	0	(1,394)	(2)	5	6,359	0	(5)	(1,540)	5,665	146	699	0	0
Cash and Cash Equivalents	$ 6,275	$ 2,528	$ 6,351	$ 5,447	$ 5,124	$ 1,521	$ 5,218	$ 4,451	$ 1,151	$ 1,007	$ 1,133	$ 996	$ 0	$ 0	$ 0	$ 0	$ 4,970	$ 3		$ 6,364	$ 0	$ 0	$ 4,125	$ 5,665	$ 845	$ 699	$ 0	$ 0